Debt (Subordinated Notes Payable) (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2016	Mar. 31, 2016	Dec. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 30, 2015	Sep. 17, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Conversion price per share (in dollars per share)					$ 0.53		$ 0.53				$ 0.45
Warrants outstanding (in shares)		21,732,272		16,863,242		16,863,242		21,732,272	8,728,526			6,284,457
Debt Conversion, Converted Instrument, Amount						$ 349,350	$ 1,204,000
Conversion of Stock, Shares Converted	499,072
Subordinated notes payable [Member]
Debt Instrument [Line Items]
Notes, interest rate		12.00%		12.00%		12.00%		12.00%
Subordinated Debt, Tranche 1 [Member] | Subordinated notes payable [Member]
Debt Instrument [Line Items]
Long term debt, face value		$ 3,000,000		$ 3,000,000		$ 3,000,000		$ 3,000,000
Subordinated Debt, Tranche 2 [Member] | Subordinated notes payable [Member]
Debt Instrument [Line Items]
Long term debt, face value		$ 2,000,000		2,000,000		2,000,000		$ 2,000,000
Amended Subordinated Notes [Member] | Subordinated notes payable [Member]
Debt Instrument [Line Items]
Conversion price per share (in dollars per share)			$ 1.00							$ 1.00
Threshold for induced conversion share price			$ 2.00
Warrants issuable per one million dollars of principal (in shares)			200,000
Warrants outstanding (in shares)		3,200,000	960,000					3,200,000
Value of warrants outstanding		$ 1,267,817	$ 442,400					$ 1,267,817
Effective interest rate			16.75%
Debt interest expense				226,911	$ 57,048	575,071	171,144	191,967	$ 179,892
Principle payment				$ 0	$ 0	$ 0	$ 0	$ 1,600,000	$ 0
Warrants canceled and reissued (in shares)		1,000,000						1,000,000
Debt Conversion, Converted Instrument, Amount	$ 300,000
Interest Payable	$ 49,350
Debt Instrument, Convertible, Threshold Consecutive Trading Days			30 days
Number of Days Written Notice Required to Convert Notes			3 days